Condensed Statement of Deficiency in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 81	$ 29		$ 3,336,387		$ (3,424,932)	$ (88,435)
Beginning balance, shares at Dec. 31, 2019	807,000	34,402,750
Common shares issued for services				36,800			36,800
Common shares issued for services, shares	4,250
Common shares issued for intangible assets	$ 2			105,998			106,000
Common shares issued for intangible assets, shares	21,250
Warrants issued with notes payable				54,555			54,555
Warrants issued for services				44,135			44,135
Preferred stock Series A issued for services			[1]		[1]			[1]
Preferred stock Series A issued for services, shares		100,000,000
Preferred stock Series C issued for services			[1]		[1]			[1]
Preferred stock Series C issued for services, shares		30,000,000
Series C deemed dividend					[1]	(4,440)	(4,440)
Net loss						(4,670,255)	(4,670,255)
Ending balance, value at Dec. 31, 2020	$ 83	$ 29		3,577,875		(8,099,627)	(4,521,640)
Ending balance, shares at Dec. 31, 2020	832,500	164,402,750
Common shares issued for services	$ 2			518,175			518,177
Common shares issued for services, shares	21,288
Warrants issued with notes payable				9,533			9,533
Warrants issued for services				343,902			343,902
Net loss						(4,404,418)	(4,404,418)
Common shares issued for cash	$ 4			1,024,966			1,025,000
Common shares issued for cash, shares	35,904
Common shares issued for warrant exercise	$ 3			524,997			525,000
Common shares issued for warrant exercise, shares	26,250
Common shares issued to settle debt	$ 3			836,247			836,250
Common shares issued to settle debt, shares	32,344
Shares issued to settle liability issue shares				7,400			7,400
Shares issued to settle liability issue shares, shares	2,500
Option issued for services				218,454			218,454
Deemed dividend						(12,521,190)	(12,521,190)
Series B preferred converted to common	$ 7	$ (21)		14
Series B preferred converted to common, shares	70,666	(212,000)
Series A preferred converted to common	$ 34			1,564,217			1,564,251
Series B preferred converted to common, shares	339,591	(134,109,750)
Common shares issued to settle payable				11,249			11,249
Common shares issued to settle payable, shares	937
Ending balance, value at Sep. 30, 2021	$ 136	$ 8		8,637,029		(25,025,235)	(16,388,032)
Ending balance, shares at Sep. 30, 2021	1,361,980	30,081,000
Beginning balance, value at Dec. 31, 2020	$ 83	$ 29		3,577,875		(8,099,627)	(4,521,640)
Beginning balance, shares at Dec. 31, 2020	832,500	164,402,750
Common shares issued for services	$ 2			540,134			540,136
Common shares issued for services, shares	21,787
Common shares issued for intangible assets	$ 3			1,424,997			1,425,000
Common shares issued for intangible assets, shares	31,250
Warrants issued with notes payable				9,533			9,533
Warrants issued for services				485,487			485,487
Series C deemed dividend					[1]	(13,477,055)	(13,477,055)
Net loss						(5,340,354)	(5,340,354)
Common stock issued for conversion of Preferred stock Series A	$ 34		[1]	1,564,217			1,564,251
Common stock issued for conversion of Preferred stock Series A, shares	339,592	(134,109,750)
Common stock issued for conversion of Preferred stock Series B	$ 7	$ (21)		14			0
Common stock issued for conversion of Preferred stock Series B, shares	70,667	(212,000)
Common shares issued for cash	$ 7			1,572,993			1,573,000
Common shares issued for cash, shares	68,802
Shares issued to convert debt	$ 3			656,247			656,250
Shares issued to convert debt, shares	27,344
Common shares issued for warrant exercise	$ 3			524,997			525,000
Common shares issued for warrant exercise, shares	26,250
Shares issued to settle payables				11,250			11,250
Shares issued to settle payables, shares	937
Common shares issued to settle debt	$ 1			179,999			180,000
Common shares issued to settle debt, shares	5,000
Shares issued to settle liability issue shares				7,400			7,400
Shares issued to settle liability issue shares, shares	2,500
Ending balance, value at Dec. 31, 2021	$ 143	$ 8		10,555,143		(26,917,036)	(16,361,742)
Ending balance, shares at Dec. 31, 2021	1,426,629	30,081,000
Beginning balance, value at Sep. 30, 2021	$ 136	$ 8		8,637,029		(25,025,235)	(16,388,032)
Beginning balance, shares at Sep. 30, 2021	1,361,980	30,081,000
Common shares issued for services	$ 21,960						$ 21,960
Common shares issued for services, shares	500						500
Common shares issued for cash	$ 523,000
Common shares issued for cash, shares	32,898						32,898
Ending balance, value at Dec. 31, 2021	$ 143	$ 8		10,555,143		(26,917,036)	$ (16,361,742)
Ending balance, shares at Dec. 31, 2021	1,426,629	30,081,000
Common shares issued for services				51,750			51,750
Common shares issued for services, shares	2,500
Warrants issued with notes payable				928,857			928,857
Warrants issued for services				12,976			12,976
Net loss						(4,102,134)	(4,102,134)
Option issued for services				373,704			373,704
Deemed dividend						(22,178)	(22,178)
Ending balance, value at Sep. 30, 2022	$ 143	$ 8		$ 11,922,430		$ (31,041,348)	$ (19,118,767)
Ending balance, shares at Sep. 30, 2022	1,429,129	30,081,000

[1]	Series A and Series C Preferred Stock amounts reflected in mezzanine equity